Share Capital (Details) - Schedule of Summarizes Warrants Transactions Related to Registered Direct Offerings - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants, outstanding at beginning of year	975,392
Weighted average exercise price, outstanding at beginning of year	$ 65.52
Warrants, Granted
Weighted average exercise price, Granted
Warrants, Forfeited
Weighted average exercise price, Forfeited
Warrants, outstanding at end of year	975,392	975,392
Weighted average exercise price, outstanding at end of year	$ 65.52	$ 65.52
Before Reverse Split [Member]
Class of Warrant or Right [Line Items]
Warrants, outstanding at beginning of year	975,392	137,105
Weighted average exercise price, outstanding at beginning of year	$ 65.52	$ 384
Warrants, Granted		838,286
Weighted average exercise price, Granted		$ 13.44
Warrants, Forfeited
Weighted average exercise price, Forfeited
Warrants, outstanding at end of year		975,392
Weighted average exercise price, outstanding at end of year		$ 65.52